Derivative Instruments And Hedging Activities (Notional and Fair Value Of Derivative Contracts Designated And Not Designated As Hedging Instruments) (Details) - USD ($) $ in Millions	May 29, 2016	May 31, 2015
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 3.8	$ 5.3
Derivative Liabilities	0.0	0.0
Derivative contracts designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets	1.2	4.0
Derivative Liabilities	0.0	0.0
Derivative contracts not designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Derivative Assets	2.6	1.3
Derivative Liabilities	0.0	0.0
Equity forwards | Derivative contracts designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Notional Values	14.9	11.4
Derivative Assets	1.2	0.4
Derivative Liabilities	0.0	0.0
Equity forwards | Derivative contracts not designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Notional Values	28.2	51.7
Derivative Assets	2.6	1.3
Derivative Liabilities	0.0	0.0
Interest rate related | Derivative contracts designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Notional Values	0.0	200.0
Derivative Assets	0.0	3.6
Derivative Liabilities	$ 0.0	$ 0.0